NOTE 5 - SHARE CAPITAL (Details) - USD ($)		12 Months Ended
	Jan. 12, 2012	Dec. 31, 2012	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value			$ 0	$ 0
Share Price			$ 1.05	$ 0.43
Tzvika Shukhman
Stock Issued During Period, Shares, Employee Stock Purchase Plans	100,000
ExercisePricePerShare	$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Hudi Zak
Stock Issued During Period, Shares, Employee Stock Purchase Plans		12,500
ExercisePricePerShare		$ 1.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period		10 years